Basis for Preparation of the Interim Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
BASIS FOR PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - BASIS FOR PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

A.	The Group’s interim condensed consolidated financial information as of June 30, 2022, and for the six-month interim periods ended on that date (hereinafter - “The Interim Financial Information”) has been prepared in accordance with the guidance of IAS 34 ‘Interim Financial Reporting’.

The Interim Financial Information has been prepared on the basis of the accounting policies adopted in the Group’s audited consolidated financial statements for the year ended December 31, 2021 (“Annual Financial Statements”), which were prepared in accordance with International Financial Reporting Standards which are standards and interpretations thereto issued by the International Accounting Standard Board (hereinafter “IFRS”). This Interim Financial Information should be read in conjunction with the 2021 Annual Financial Statements and notes thereto issued on April 29, 2022.

The Interim Financial Information is unaudited, does not constitute statutory accounts and does not contain all the information and footnotes required by accounting principles generally accepted under International Financial Reporting Standards for annual financial statements.

B.	Estimates:

The preparation of the interim condensed consolidated financial statements requires the Group’s management to exercise judgment and also requires use of accounting estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

In the preparation of these interim condensed consolidated financial statements, the significant judgments exercised by management in the application of the Group’s accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Group’s 2021 Annual Financial Statements.

C.	Implementation of amendments to existing accounting standards:

On 14 May 2020, the IASB issued ‘Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)’ regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments are effective for annual reporting periods beginning on or after 1 January 2022. The Amendment has no material impact on the financial position or results of operations.

D.	Seasonal fluctuations:

In connection with the Company subsidiary, Eventer, there is an increase in events scheduled during the holiday season in Israel, which typically occurs in September and October, and which corresponds to an increase in ticket sales.

In connection with the Company subsidiary, Jeffs’ Brands, the fourth quarter of each fiscal year typically yields significant activity due to the holiday season. As a result, revenue generally declines and loss from operations generally increases in the first quarter sequentially from the fourth quarter of the previous year.

In connection with the Company subsidiary, Gix Internet, the digital advertising industry is mostly unaffected by seasonality. However, there is a seasonal trend in which the fourth quarter is characterized by higher activity and the average first quarter is characterized by lower activity. As a rule, advertising campaigns take place throughout the year in high intensity, and therefore the seasonality trend is not significant in the field of activity. This seasonality is due, among other things, to changes in the large advertising budgets, usually towards the end of each quarter and sub-year. valid, towards the end of each year. In addition, the last quarter of the year includes many leading events, causing an increase in online advertising budgets.